Trade Receivables - Schedule of Trade Receivables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Trade Receivables [Abstract]
Trade receivables	$ 55,692	$ 33,577
Less: allowance for doubtful accounts	(15,570)
Trade receivables, net	$ 40,122	$ 33,577